NOTES PAYABLE - WORKING CAPITAL (Details Narrative) - USD ($)						3 Months Ended		9 Months Ended	12 Months Ended
	Oct. 25, 2021	Sep. 30, 2021	Sep. 21, 2021	Sep. 08, 2021	Jan. 05, 2021	Mar. 31, 2022	Mar. 31, 2021	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Extinguishment of Debt [Line Items]
Stock issued during period, shares, new issues	13,393	1,563	1,250	431	3,875
Loss on extinguishment of debt						$ 1,376,756			$ 725,723	$ 916,204
Loss on extinguishment of debt						(1,376,756)			(725,723)	(916,204)
Secured Debt						$ 606,234			4,952,326
On July 62017 [Member]
Extinguishment of Debt [Line Items]
Long-Term Debt									$ 3,879,428	4,672,096
Notes Payable [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount										$ 1,080,000
Stock Issued During Period, Shares, Other										121,250
Stock Issued During Period, Value, Other										$ 1,651,900
Secured Promissory Note [Member]
Extinguishment of Debt [Line Items]
Stock issued during period, shares, new issues									546,292
Issuance of warrants to purchase of stock									662,713
Amortization of debt discount									$ 1,261,695
Debt instrument, face amount									2,244,100
Fair value of shares incentives									1,437,432
Short Term Notes [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount										1,080,000
Loss on extinguishment of debt									725,723	(916,242)
Debt converted amount									$ 1,713,904
Number of shares issued in conversion of accrued interest									96,336
Fair value of shares issued in conversion of accrued interest									$ 2,691,940
Loss on extinguishment of debt									$ (725,723)	916,242
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount		$ 60,000						$ 60,000
Short Term Debt One [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount								1,950,224
Loss on extinguishment of debt								(1,376,756)
Repayments of short term debt								2,541,634
Loss on extinguishment of debt								1,376,756
Short Term Debt One [Member] | Common Stock [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount								$ 2,803,632
Short-Term Debt [Member]
Extinguishment of Debt [Line Items]
Debt instrument, face amount										$ 2,869,171
Debt collateral										The notes are secured by a pledge of certain of the Company’s current inventory and the Chief Executive Officer’s personal guaranty.
Debt maturity date description										These short term working capital notes mature in 30-180 days.
Stock issued during period, shares, new issues										215,948
Issuance of warrants to purchase of stock										31,875
Stock options vested, fair value										$ 1,660,112
Amortization of debt discount										$ 1,411,203